Average Annual Total Returns{- Fidelity Series Government Bond Index Fund} - 08.31 Fidelity Series Government Bond Index Fund PRO-03 - Fidelity Series Government Bond Index Fund	Fidelity Series Government Bond Index Fund Return Before Taxes Past 1 year	Fidelity Series Government Bond Index Fund Return Before Taxes Since Inception		Fidelity Series Government Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Government Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Series Government Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Government Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB003 Past 1 year	LB003 Since Inception
Total	6.63%	6.13%	[1]	5.50%	4.98%	[1]	3.92%	4.18%	[1]	6.83%	6.30%	[1]

[1]	(a)From August 17, 2018